Net Loss Per Share - Schedule of Income (Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Net loss attributable to shareholders of Teekay Corporation for basic loss per share	$ (310,577)	$ (79,237)	$ (163,276)
The Company's portion of the Inducement Premium and Exchange Contribution charged to retained earnings by Teekay Offshore	0	0	(90)
Net loss attributable to shareholders of Teekay Corporation for diluted loss per share	$ (310,577)	$ (79,237)	$ (163,366)
Basic and Diluted (shares)	100,719,224	99,670,176	86,335,473
Dilutive effect of stock-based compensation (shares)	0	0	0
Common stock and common stock equivalents (shares)	100,719,224	99,670,176	86,335,473
Loss Per Share, Basic and Diluted	$ (3.08)	$ (0.79)	$ (1.89)